Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Balance at the beginning of the year		₨ 2,549	₨ 2,772
Additional provision during the year		1,067	1,280
Utilized/written-back during the year		(1,649)	(1,503)
Translation adjustment		4	0
Balance at the end of the year		1,971	2,549
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year		456	295
Additional provision during the year		151	414
Utilized/written-back during the year		(390)	(253)
Translation adjustment		0	0
Balance at the end of the year		217	456
Provision for onerous contracts [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	[1]	1,590	1,946
Additional provision during the year		916	866	[1]
Utilized/written-back during the year		(911)	(1,222)	[1]
Translation adjustment		4	0	[1]
Balance at the end of the year		1,599	1,590	[1]
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year		503	531
Additional provision during the year		0	0
Utilized/written-back during the year		(348)	(28)
Translation adjustment		0	0
Balance at the end of the year		₨ 155	₨ 503

[1]	(1) Addition in Provision for onerous contracts for the year ended March 31, 2023 includes ₹ 51 towards adoption of Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract.